Label	Element	Value
Equity, adjusted balance	bcs_EquityAdjustedBalance	£ 63,866,000,000
Equity, adjusted balance	bcs_EquityAdjustedBalance	71,365,000,000
Issued capital and share premium [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	22,045,000,000
Equity, adjusted balance	bcs_EquityAdjustedBalance	21,842,000,000
Equity attributable to owners of parent [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	61,755,000,000
Equity, adjusted balance	bcs_EquityAdjustedBalance	64,873,000,000
Non-controlling interests [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	2,111,000,000
Equity, adjusted balance	bcs_EquityAdjustedBalance	6,492,000,000
Other reserves [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	5,247,000,000
Equity, adjusted balance	bcs_EquityAdjustedBalance	5,876,000,000
Other equity interest [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	8,941,000,000
Equity, adjusted balance	bcs_EquityAdjustedBalance	6,449,000,000
Retained earnings [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	25,522,000,000
Equity, adjusted balance	bcs_EquityAdjustedBalance	£ 30,706,000,000